March 16, 2010

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Funds, Inc. (the "Fund") File Nos. 033-59474, 811-07572

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus for Classes A and C, Class J and Institutional Class that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from those contained in the
Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-
effective amendment (#81) was filed electronically with the Securities and Exchange Commission on
March 15, 2010 (Accession #0000898745-10-000157).

If you have any questions regarding this filing, please call me at 515-235-9154.

Very truly yours,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel
Principal Funds, Inc.

JAM/ka